Cash flow disclosures - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow disclosures
Values at the beginning of the year	$ 1,333,237	$ 1,465,437	$ 1,439,603
Proceeds from borrowings	190,345	87,846	371,951
Loans and interest paid	(410,245)	(284,266)	(440,162)
Debt renegotiation expenses	(2,467)	(110)	(2,011)
Effects of exchange rate changes and inflation adjustment	(55,819)	(11,374)	(19,037)
Other non-cash movements	103,020	75,704	115,093
Balances	1,158,071	1,333,237	1,465,437
Bank and financial borrowings
Cash flow disclosures
Values at the beginning of the year	392,239	478,904	612,269
Proceeds from borrowings	145,741	81,900	143,388
Loans and interest paid	(231,001)	(202,341)	(321,435)
Debt renegotiation expenses	(2,256)		(1,282)
Effects of exchange rate changes and inflation adjustment	(50,613)	11,219	(7,518)
Other non-cash movements	28,809	22,557	53,482
Balances	282,919	392,239	478,904
Notes
Cash flow disclosures
Values at the beginning of the year	940,937	986,533	827,334
Proceeds from borrowings	29,105	1,682	210,762
Loans and interest paid	(179,025)	(78,455)	(101,757)
Debt renegotiation expenses	(200)	(110)	(729)
Effects of exchange rate changes and inflation adjustment	(4,775)	(20,452)	(10,504)
Other non-cash movements	74,021	51,739	61,427
Balances	860,063	940,937	986,533
Bank overdrafts
Cash flow disclosures
Values at the beginning of the year	61
Proceeds from borrowings		4,264	17,801
Loans and interest paid	(219)	(3,470)	(16,970)
Effects of exchange rate changes and inflation adjustment	4	(2,141)	(1,015)
Other non-cash movements	154	1,408	$ 184
Balances		$ 61
Others
Cash flow disclosures
Proceeds from borrowings	15,499
Debt renegotiation expenses	(11)
Effects of exchange rate changes and inflation adjustment	(435)
Other non-cash movements	36
Balances	$ 15,089